CONTRACTUAL RIGHTS AND OBLIGATIONS - Contractual obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contractual Obligations [Line Items]
Contractual obligations	$ 1,454.0	$ 1,121.3
Borrowings
Contractual Obligations [Line Items]
Contractual obligations	1,148.4	842.4
Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	193.5	121.1
Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	1.1	9.6
Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	39.9	100.6
Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	8.6	4.9
Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	62.5	42.7
Due within one year
Contractual Obligations [Line Items]
Contractual obligations	365.3	244.4
Due within one year | Borrowings
Contractual Obligations [Line Items]
Contractual obligations	211.7	101.8
Due within one year | Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	43.4	32.3
Due within one year | Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	(0.3)	0.2
Due within one year | Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	39.9	62.5
Due within one year | Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	8.1	4.9
Due within one year | Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	62.5	42.7
Due within one and two years
Contractual Obligations [Line Items]
Contractual obligations	168.2	165.7
Due within one and two years | Borrowings
Contractual Obligations [Line Items]
Contractual obligations	129.9	101.9
Due within one and two years | Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	38.6	25.3
Due within one and two years | Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	(0.8)	0.4
Due within one and two years | Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	0.0	38.1
Due within one and two years | Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	0.5	0.0
Due within one and two years | Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between two and three years
Contractual Obligations [Line Items]
Contractual obligations	171.6	123.8
Due between two and three years | Borrowings
Contractual Obligations [Line Items]
Contractual obligations	139.3	102.1
Due between two and three years | Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	33.0	21.1
Due between two and three years | Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	(0.7)	0.6
Due between two and three years | Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between two and three years | Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between two and three years | Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between three and four years
Contractual Obligations [Line Items]
Contractual obligations	159.5	132.9
Due between three and four years | Borrowings
Contractual Obligations [Line Items]
Contractual obligations	134.2	114.4
Due between three and four years | Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	25.4	17.6
Due between three and four years | Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	(0.1)	0.9
Due between three and four years | Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between three and four years | Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between three and four years | Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between four and five years
Contractual Obligations [Line Items]
Contractual obligations	199.4	120.7
Due between four and five years | Borrowings
Contractual Obligations [Line Items]
Contractual obligations	181.4	106.9
Due between four and five years | Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	17.8	12.4
Due between four and five years | Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	0.2	1.4
Due between four and five years | Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between four and five years | Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due between four and five years | Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due in more than five years
Contractual Obligations [Line Items]
Contractual obligations	390.0	333.8
Due in more than five years | Borrowings
Contractual Obligations [Line Items]
Contractual obligations	351.9	315.3
Due in more than five years | Interest payments related to scheduled interest fixing
Contractual Obligations [Line Items]
Contractual obligations	35.3	12.4
Due in more than five years | Estimated variable interest payments
Contractual Obligations [Line Items]
Contractual capital commitments including estimate of variable part	2.8	6.1
Due in more than five years | Newbuilding installments
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due in more than five years | Committed scrubber installations
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.0
Due in more than five years | Trade payables and other obligations
Contractual Obligations [Line Items]
Contractual obligations	$ 0.0	$ 0.0